Basis of presentation and significant accounting policies - Net loss per share (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding stock options and restricted stock units
Net loss per share
Outstanding stock options and restricted stock units (in shares)	5,396	7,469	5,746	4,661	4,751